Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Outstanding warrants
The following table summarizes outstanding warrants to purchase common stock:

	Shares Exercisable as of
	December 31, 2012	March 31, 2013	Exercise Price		Expiration
Equity-classified warrants
Issued to vendors	389	389	$23.20		September 2015 through December 2016
Issued pursuant to refinancing of Working Capital Note	7,068	7,068	$28.80		March 2016
Issued to lenders	6,449	6,449	$234.40		August 2013 through December 2016
Issued to lenders	4,608	4,608	$263.90		October 2015 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing	27,388,851	27,218,851	$1.10	(1)	March 2016
Issued pursuant to October 2012 debt financing	52,843,337	52,843,337	$0.75	(2)	October 2014 through October 2022
	80,232,188	80,062,188
Total	80,250,702	80,080,702

(1)
Effective April 6, 2013, the 2011 Warrants have been adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants.

(2)
On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing were adjusted from $0.75 to $0.69, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2012 Warrants and increased the number of warrants.

The following table summarizes outstanding warrants to purchase common stock:

	Shares Exercisable as of December 31,		Exercise
	2011	2012	Price	Expiration
Equity-classified warrants
Issued to vendors	389	389	$23.20	September 2015 through December 2016
Issued pursuant to refinancing of Working Capital Note	7,068	7,068	$28.80	March 2016
Issued to lenders	6,449	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	4,608	$263.90	October 2015 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing (1)	1,046,102	27,388,851	$1.10	March 2016
Issued pursuant to October 2012 debt financing	—	52,843,337	$0.75	October 2014 through October 2022
	1,046,102	80,232,188
Total	1,064,616	80,250,702

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of
	December 31, 2012	March 31, 2013	Net cash settlement value as of March 31, 2013

Calculated aggregate value (in thousands)	$2,378	$2,117	$17,952	(1)
Exercise price per share of warrant	$1.10	$1.10 (2)	$1.10	(2)
Closing price per share of common stock	Not applicable	Not applicable	$0.75
Equity volatility	115.0%	115.0%	191.6	% (3)
Asset volatility	90%	90.0%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	2.9
Weighted average risk-free interest rate	0.3%	0.1%	0.4%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of March 31, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.

(2)
Effective April 6, 2013, the 2011 Warrants have been adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants.

(3)	Represents the volatility assumption used to calculate the net cash settlement value as of March 31, 2013 based on the terms of the warrant agreement.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of December 31,		Net cash settlement value as of
	2011	2012	December 31, 2012

Calculated aggregate value (in thousands)	$2,511	$2,378	$16,525	(2)
Exercise price per share of warrant (1)	$28.80	$1.10	$1.10
Closing price per share of common stock	$4.70	Not applicable	$0.99
Equity volatility	93.8%	115.0%	100.0	% (3)
Asset volatility	Not applicable	90.0%	Not applicable
Probability of Fundamental Transaction	28.9%	100%	Not applicable
Weighted average risk-free interest rate	0.7%	0.3%	0.4%
Dividend yield	None	None	None

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

(2)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012 based on the terms of the Amended and Restated Warrant Agreement.

2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement
	December 31, 2012	March 31, 2013	value as of March 31, 2013

Calculated aggregate value (in thousands)	$3,800	$3,921	$37,757	(1)
Exercise price per share of warrant	$0.75	$0.75 (2)	$0.75	(2)
Closing price per share of common stock	Not applicable	Not applicable	$0.73	(3)
Equity volatility	115.0%	115.0%	191.6	% (4)
Asset volatility	90.0%	90.0%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	7.7
Risk-free interest rate	0.3%	0.1%	1.5%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of March 31, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.

(2)
On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing were adjusted from $0.75 to $0.69 and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares.

(3)	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of March 31, 2013.

(4)	Represents the volatility assumption used to calculate the net cash settlement value as of March 31, 2013, defined in the 2012 Warrant Agreement.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of:		Net cash settlement value as of December 31, 2012
	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$4,944	$3,800	$39,900	(1)
Exercise price per share of warrant	$0.75	$0.75	$0.75
Closing price per share of common stock	Not applicable	Not applicable	$0.99	(2)
Equity volatility	115%	115%	76	% (3)
Asset volatility	90%	90%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	8.0
Risk-free interest rate	0.2%	0.3%	1.4%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
(2)	Represents the 5 day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2012.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012, defined in the 2012 Warrant Agreement.